Revenue - Schedule of Customers and Associated Trade Receivables (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Football Club Vardar AD Skopje [Member] | Total Customer- non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	€ 99,846
Associated Trade Receivables	60,821
Calcagni SRL [Member] | Customer – non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	22,238
Associated Trade Receivables	8,880
Un Attimo in Forma [Member] | Customer – non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	21,132
Associated Trade Receivables
United media SARL [Member] | Customer – non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	14,121	€ 24,005
Associated Trade Receivables
Association Development Center for Youth, Belgrade, Serbia, [Member] | Total Customer- non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	9,985
Associated Trade Receivables
Customer – non-related parties [Member] | Total Customer- non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue	167,322	311,828
Associated Trade Receivables	€ 69,701	16,688
Customer – non-related parties [Member] | LLC FC Polissia [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue		200,019
Associated Trade Receivables
FK Shkendija Tetovo [Member] | Customer – non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue		49,944
Associated Trade Receivables		8,880
Bertele’ eu SRL [Member] | Customer – non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue		21,969
Associated Trade Receivables		7,808
Delta Bet Skopje [Member] | Customer – non-related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue		15,891
Associated Trade Receivables
Edimen Srl [Member] | Customer – related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue		28,452
Associated Trade Receivables		3,758
Circuito Lombardia [Member] | Customer – related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue		2,787
Associated Trade Receivables
Customer – related parties [Member] | Total customer – related parties [Member]
Schedule of Customers and Associated Trade Receivables [Line Items]
Revenue		31,239
Associated Trade Receivables		€ 3,758